PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks
Aerospace & Defense 0.9%
Hexcel Corp.	1,560	$86,892
Spirit AeroSystems Holdings, Inc. (Class A Stock)	6,803	157,557
		244,449
Airlines 0.6%
Sun Country Airlines Holdings, Inc.*	11,135	181,278
Banks 7.9%
Atlantic Union Bankshares Corp.	4,186	144,584
BankUnited, Inc.	8,451	303,813
Brookline Bancorp, Inc.	11,794	162,168
Eastern Bankshares, Inc.	10,747	206,020
Enterprise Financial Services Corp.	8,441	451,340
First Bancorp	8,712	388,294
First Foundation, Inc.	5,860	93,526
PacWest Bancorp	236	5,867
Pinnacle Financial Partners, Inc.	4,008	332,624
Wintrust Financial Corp.	1,936	181,248
		2,269,484
Biotechnology 4.6%
Apellis Pharmaceuticals, Inc.*	7,284	440,609
Arcutis Biotherapeutics, Inc.*	3,622	64,037
Avid Bioservices, Inc.*	16,842	285,304
Celldex Therapeutics, Inc.*	4,247	149,197
ImmunoGen, Inc.*	22,591	134,191
Syndax Pharmaceuticals, Inc.*	4,600	105,616
Vaxcyte, Inc.*	3,417	149,015
		1,327,969
Building Products 1.3%
Armstrong World Industries, Inc.	2,266	171,242
Zurn Elkay Water Solutions Corp.	8,862	208,168
		379,410
Capital Markets 4.5%
AssetMark Financial Holdings, Inc.*	3,802	78,739
Bridge Investment Group Holdings, Inc. (Class A Stock)	14,227	222,795

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Brightsphere Investment Group, Inc.	4,634	$87,212
Focus Financial Partners, Inc. (Class A Stock)*	2,224	77,373
Hamilton Lane, Inc. (Class A Stock)	3,347	200,218
Houlihan Lokey, Inc.	4,357	389,167
Lazard Ltd. (Class A Stock)	2,450	92,390
Moelis & Co. (Class A Stock)	2,564	108,867
Open Lending Corp. (Class A Stock)*	6,337	45,436
		1,302,197
Chemicals 0.6%
Avient Corp.	5,335	184,004
Commercial Services & Supplies 1.5%
ACV Auctions, Inc. (Class A Stock)*	15,879	144,817
Casella Waste Systems, Inc. (Class A Stock)*	3,017	246,821
Harsco Corp.*	6,932	36,670
		428,308
Construction & Engineering 2.6%
Concrete Pumping Holdings, Inc.*	20,120	128,869
Construction Partners, Inc. (Class A Stock)*	2,630	81,898
Great Lakes Dredge & Dock Corp.*	29,257	221,183
WillScot Mobile Mini Holdings Corp.*	7,008	298,050
		730,000
Construction Materials 1.5%
Summit Materials, Inc. (Class A Stock)*	16,659	438,965
Diversified Telecommunication Services 0.3%
Cogent Communications Holdings, Inc.	1,617	84,909
Electric Utilities 0.8%
PNM Resources, Inc.	4,624	214,877
Electronic Equipment, Instruments & Components 0.9%
Littelfuse, Inc.	1,163	256,151

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 3.2%
Cactus, Inc. (Class A Stock)	9,218	$476,755
Patterson-UTI Energy, Inc.	24,618	434,508
		911,263
Equity Real Estate Investment Trusts (REITs) 7.3%
American Assets Trust, Inc.	6,935	190,574
Cousins Properties, Inc.	8,324	197,778
Independence Realty Trust, Inc.	18,340	307,378
National Storage Affiliates Trust	8,239	351,476
Plymouth Industrial REIT, Inc.	9,402	173,373
Retail Opportunity Investments Corp.	18,916	273,904
Summit Hotel Properties, Inc.	36,189	312,673
UMH Properties, Inc.	16,477	289,006
		2,096,162
Food & Staples Retailing 2.4%
Performance Food Group Co.*	13,404	697,544
Food Products 2.3%
Adecoagro SA (Brazil)	23,822	206,298
Freshpet, Inc.*	2,703	159,342
Utz Brands, Inc.	17,990	291,618
		657,258
Health Care Equipment & Supplies 4.8%
CONMED Corp.	2,836	226,114
Inari Medical, Inc.*	3,287	252,869
Inspire Medical Systems, Inc.*	1,568	305,682
Integra LifeSciences Holdings Corp.*	4,010	201,502
Nevro Corp.*	2,278	87,339
Outset Medical, Inc.*	6,550	101,787
Silk Road Medical, Inc.*	4,341	191,351
		1,366,644
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.*	4,864	395,443

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Agiliti, Inc.*	2,701	$47,186
Progyny, Inc.*	6,472	287,810
		730,439
Health Care Technology 1.1%
Definitive Healthcare Corp.*	9,108	143,724
Phreesia, Inc.*	5,806	158,620
Sophia Genetics SA (Switzerland)*	9,555	21,021
		323,365
Hotels, Restaurants & Leisure 2.9%
Bally’s Corp.*	2,769	62,413
Bloomin’ Brands, Inc.	15,663	376,069
Rush Street Interactive, Inc.*	10,105	41,936
Sweetgreen, Inc. (Class A Stock)*	4,228	78,641
Wingstop, Inc.	1,786	282,884
		841,943
Household Durables 1.0%
Century Communities, Inc.	6,428	286,110
Independent Power & Renewable Electricity Producers 1.6%
NextEra Energy Partners LP	6,047	447,901
Insurance 2.4%
Axis Capital Holdings Ltd.	9,105	497,770
James River Group Holdings Ltd.	7,568	191,244
		689,014
IT Services 3.7%
Evo Payments, Inc. (Class A Stock)*	10,708	360,752
Grid Dynamics Holdings, Inc.*	25,765	350,662
Shift4 Payments, Inc. (Class A Stock)*	7,637	351,073
		1,062,487
Leisure Products 1.0%
Brunswick Corp.	4,204	297,097

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 1.2%
Azenta, Inc.	2,452	$108,869
BioLife Solutions, Inc.*	6,420	150,999
Olink Holding AB (Sweden), ADR*(a)	3,992	73,173
		333,041
Machinery 3.7%
Energy Recovery, Inc.*	6,361	163,669
Enerpac Tool Group Corp.	8,740	222,083
Trinity Industries, Inc.	23,190	661,611
		1,047,363
Marine 1.0%
Kirby Corp.*	4,053	282,697
Metals & Mining 0.3%
ERO Copper Corp. (Brazil)*	7,158	81,458
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Ladder Capital Corp.	18,844	201,065
Oil, Gas & Consumable Fuels 4.5%
Chord Energy Corp.	3,941	603,328
PDC Energy, Inc.	9,636	695,141
		1,298,469
Personal Products 2.3%
elf Beauty, Inc.*	15,409	666,593
Pharmaceuticals 2.9%
Pacira BioSciences, Inc.*	4,600	238,096
Pliant Therapeutics, Inc.*	6,060	150,712
Prestige Consumer Healthcare, Inc.*	5,107	278,230
Revance Therapeutics, Inc.*	7,123	158,914
		825,952
Professional Services 2.6%
ASGN, Inc.*	3,317	281,215

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
HireRight Holdings Corp.*	7,959	$107,128
Huron Consulting Group, Inc.*	5,004	368,445
		756,788
Road & Rail 0.8%
Saia, Inc.*	1,095	217,752
Semiconductors & Semiconductor Equipment 3.0%
MACOM Technology Solutions Holdings, Inc.*	3,994	231,133
MaxLinear, Inc.*	5,676	175,275
Tower Semiconductor Ltd. (Israel)*	10,732	458,900
		865,308
Software 7.6%
Clear Secure, Inc. (Class A Stock)*	8,746	236,317
Descartes Systems Group, Inc. (The) (Canada)*	1,904	131,509
Intapp, Inc.*	6,594	148,101
KnowBe4, Inc. (Class A Stock)*	15,184	373,223
PagerDuty, Inc.*	8,408	209,695
Paycor HCM, Inc.*	6,183	188,396
Q2 Holdings, Inc.*	5,272	163,643
Sprout Social, Inc. (Class A Stock)*	6,960	419,897
Varonis Systems, Inc.*	6,745	180,564
Verint Systems, Inc.*	3,168	112,242
		2,163,587
Specialty Retail 1.4%
Boot Barn Holdings, Inc.*	2,431	138,081
Citi Trends, Inc.*	2,903	65,637
National Vision Holdings, Inc.*	5,126	189,867
		393,585
Textiles, Apparel & Luxury Goods 1.3%
Kontoor Brands, Inc.	10,493	374,600
Thrifts & Mortgage Finance 0.6%
WSFS Financial Corp.	3,569	166,173

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.7%
Core & Main, Inc. (Class A Stock)*	5,931	$139,853
Rush Enterprises, Inc. (Class A Stock)	1,234	61,564
		201,417

Total Long-Term Investments (cost $25,605,851)		28,325,076

Short-Term Investments 1.3%
Affiliated Mutual Fund 0.3%
PGIM Institutional Money Market Fund (cost $71,474; includes $71,316 of cash collateral for securities on loan)(b)(we)	71,546	71,482
Unaffiliated Fund 1.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $295,290)	295,290	295,290

Total Short-Term Investments (cost $366,764)		366,772

TOTAL INVESTMENTS 100.2% (cost $25,972,615)		28,691,848
Liabilities in excess of other assets (0.2)%		(45,799)

Net Assets 100.0%		$28,646,049

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,654; cash collateral of $71,316 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).